Stockholders' Deficit - Schedule of Stock Options Activity (Details) - $ / shares	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Equity [Abstract]
Number of Shares Outstanding, beginning balance	580,171	354,447	354,447	71,628
Number of Shares, Granted	15,792	247,896	245,027	292,511
Number of Shares, Exercised	(5,249)
Number of Shares, Forfeited and cancelled	(8,718)	(18,366)	(15,582)	(13,413)
Number of Shares Outstanding, ending balance	581,996	583,977	580,171	354,447
Number of Shares Exercisable, ending balance	414,720	266,919	303,611	139,169
Weighted Average Exercise Price Outstanding, beginning balance	$ 11.05	$ 8.30	$ 8.30	$ 11.00
Weighted Average Exercise Price, Granted	8.87	14.40	14.45	7.80
Weighted Average Exercise Price, Exercised	4.68
Weighted Average Exercise Price, Forfeited and cancelled	12.56	4.60	4.64	4.60
Weighted Average Exercise Price Outstanding, ending balance	11.02	11.00	11.05	8.30
Weighted Average Exercise Price Exercisable, ending balance	$ 10.65	$ 9.60	$ 10.02	$ 7.30
Weighted Average Remaining Contract Term (years) Outstanding, beginning balance	8 years 7 months 2 days	8 years 10 months 14 days	8 years 10 months 14 days	7 years 1 month 2 days
Weighted Average Remaining Contract Term (years) Outstanding, Granted			9 years 8 months 16 days
Weighted Average Remaining Contract Term (years) Outstanding, ending balance	7 years 10 months 14 days	8 years 9 months 11 days	8 years 7 months 2 days	8 years 10 months 14 days
Weighted Average Remaining Contract Term (years) Exercisable, ending balance	7 years 6 months 10 days	7 years 11 months 23 days	8 years 4 days	7 years 8 months 12 days